SIGNIFICANT ACCOUNTING POLICIES - Schedule of Subsidiary Interests (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Business services | BFIN
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Brookfield RPS Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Multiplex
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	100.00%	100.00%
Business services | Crossbridge Condominium Services Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	90.00%	90.00%
Economic interest (%)	90.00%	90.00%
Business services | WatServ
Disclosure of subsidiaries [line items]
Voting interest (%)	75.00%	75.00%
Economic interest (%)	75.00%	75.00%
Business services | BG Fuels
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	26.00%	26.00%
Business services | BGIS Global Integrated Solutions
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	26.00%	26.00%
Business services | Nova Cold Logistics
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	25.00%	25.00%
Business services | Greenergy Fuels Holding Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	85.00%	85.00%
Economic interest (%)	14.00%	14.00%
Business services | Imagine Communications Group Limited
Disclosure of subsidiaries [line items]
Voting interest (%)	55.00%	0.00%
Economic interest (%)	31.00%	0.00%
Infrastructure services | Westinghouse Electric Company
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	0.00%
Economic interest (%)	44.00%	0.00%
Infrastructure services | Teekay Offshore Partners L.P.
Disclosure of subsidiaries [line items]
Voting interest (%)	51.00%	0.00%
Economic interest (%)	25.00%	0.00%
Industrial operations | Hammerstone Corporation
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	39.00%	39.00%
Industrial operations | GrafTech International Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	79.00%	100.00%
Economic interest (%)	27.00%	34.00%
Industrial operations | BRK Ambiental
Disclosure of subsidiaries [line items]
Voting interest (%)	70.00%	70.00%
Economic interest (%)	26.00%	26.00%
Industrial operations | AP Infrastructure Solutions LP
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	25.00%	25.00%
Industrial operations | North American Palladium Ltd.
Disclosure of subsidiaries [line items]
Voting interest (%)	91.00%	92.00%
Economic interest (%)	23.00%	23.00%
Industrial operations | Ember Resources Inc.
Disclosure of subsidiaries [line items]
Voting interest (%)	100.00%	100.00%
Economic interest (%)	41.00%	41.00%
Industrial operations | Schoeller Allibert Group BV
Disclosure of subsidiaries [line items]
Voting interest (%)	52.00%	0.00%
Economic interest (%)	14.00%	0.00%
Industrial operations | CWC Energy Services Corp
Disclosure of subsidiaries [line items]
Voting interest (%)	78.00%	78.00%
Economic interest (%)	56.00%	56.00%